UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];                        Amendment Number:_________
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spencer Capital Management, LLC
Address:   1995 Broadway
           Suite 1801
           New York, NY 10023

Form 13F File Number: 28-12316

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth H. Shubin Stein, M.D., CFA
Title:     Managing Member, Spencer Capital Management, LLC
Phone:     (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth H. Shubin Stein, M.D., CFA   New York, New York       May 15, 2008
--------------------------------------   ------------------     ----------------
[Signature]                               [City, State]         [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $169,718 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE


----------------- --------- --------------- ---------- ---------------------------- ------------- -------- -------------------------
    Column 1      Column 2     Column 3     Column 4            Column 5              Column 6    Column 7           Column 8
----------------- --------- --------------- ---------- ---------------------------- ------------- -------- -------------------------
 Name of Issuer   Title of       CUSIP        Value     Shrs /      SH /   Put/Call  Investment     Other        Voting Authority
                   Class                    (x$1000)   Prn Amt      PRN              Discretion   Managers
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------
                                                                                                           Sole    Shared      None
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

AMBASSADORS
INTERNATIONAL
INC CMN           COM       023178106       4,203      567,268      SH              DEFINED       N/A           567,268
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------
AMERICAN
EXPRESS CO.
CMN               COM       025816109       30,272     692,397      SH              DEFINED       N/A           692,397
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------
BANCO
SANTANDER, S.A.
SPON ADR          ADR       05964H105       6          50           SH     PUT      DEFINED                     50
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

THE BANCORP INC
DEL CMN           COM       05969A105       790        65,398       SH              DEFINED       N/A           65,398
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

CELEBRATE
EXPRESS, INC.
CMN               COM       15100A104       7,887      1,502,221    SH              DEFINED       N/A           1,502,221
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

CROSSTEX
ENERGY, INC.
CMN               COM       22765Y104       26,063     767,678      SH              DEFINED       N/A           767,678
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

ISHARES RUSSELL   RUSSELL
2000 INDEX FUND   2000      464287655       8,403      9,060        SH     PUT      DEFINED       N/A           9,060
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

LEHMAN
BROTHERS
HOLDINGS INC
CMN               COM       524908100       1,759      22,700       SH     PUT      DEFINED       N/A           22,700
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

RESOURCE
AMERICA INC CL-A
CMN CLASS A       CL A      761195205       21,845     2,311,653    SH              DEFINED       N/A           2,311,653
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

SEARS HOLDINGS
CORPORATION
CMN               COM       812350106       10         100          SH              DEFINED       N/A           100
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

TRAVELCENTERS
OF AMERICA LLC
CMN               COM       894174101       6,967      1,142,189    SH              DEFINED       N/A           1,142,189
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

WINN-DIXIE
STORES, INC.
CMN CLASS         COM       974280307       30,603     1,703,960    SH              DEFINED       N/A           1,703,960
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------

TEEKAY SHIPPING
CORPORATION
CMN               COM       Y8564W103       28,677     675,233      SH              DEFINED       N/A           675,233
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------




----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------
TEEKAY SHIPPING
CORPORATION
CMN               COM       Y8564W103       2,233      1,624        SH     CALL     DEFINED       N/A           1,624
----------------- --------- --------------- ---------- ------------ ------ -------- ------------- -------- ---- --------------------



REPORT SUMMARY       14 DATA RECORDS        $169,718                               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED